CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - DOLLAR THRIFTY (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended			3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Jun. 30, 2011 Dollar Thrifty Automotive Group Inc	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc	Jun. 30, 2010 Dollar Thrifty Automotive Group Inc	Mar. 31, 2010 Dollar Thrifty Automotive Group Inc	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc
REVENUES:
Vehicle rentals	$ 2,329,500			$ 1,889,600						$ 4,414,300	$ 3,547,900	$ 7,456,111	$ 6,929,584	$ 6,355,205	$ 442,336		$ 435,578							$ 1,160,322	$ 1,146,041	$ 1,484,324	$ 1,473,023	$ 1,472,918
Other	800			500						1,500	1,100	181,500	159,985	137,509	18,254		16,144							51,928	49,157	64,604	64,137	73,331
Total revenues	2,714,600	2,318,600	2,516,200	2,225,100	1,960,900	2,013,800	2,432,300	2,072,300	1,780,000	5,151,200	4,186,100	9,020,807	8,298,380	7,562,534	460,590	353,730	451,722	395,129	348,347	349,059	443,544	396,227	348,330	1,212,250	1,195,198	1,548,928	1,537,160	1,546,249
COSTS AND EXPENSES:
Direct vehicle and operating	1,405,900			1,188,900						2,757,100	2,303,100	4,795,788	4,566,378	4,283,394	215,790		214,536							596,463	583,799	751,468	745,535	768,456
Vehicle depreciation and lease charges, net	641,100			519,800						1,228,100	1,034,900	2,148,158	1,905,739	1,868,147	89,131		63,299							188,368	203,983	270,957	299,200	426,092
Selling, general and administrative	274,800			206,600						526,300	414,300	945,581	745,117	664,442	54,454		47,851							147,479	145,641	191,043	209,341	200,389
Interest expense, net of interest income												592,886	644,703	714,224	12,206		19,627							44,601	58,899	77,462	89,303	96,560
Total expenses	2,488,900			2,053,500						4,839,500	4,038,500	8,517,955	7,924,485	7,530,212	371,581		345,313							976,911	992,322	1,290,930	1,344,436	1,494,089
(Increase) decrease in fair value of derivatives										(3,600)	(900)	4,326	(7,990)	10,810	40		523							525	(3,367)	(3,244)	(28,694)	(28,848)
Income before income taxes	225,700	(26,900)	382,100	171,700	(24,000)	105,400	308,200	107,000	(146,700)	311,700	147,600	502,852	373,895	32,322	88,969		105,886							234,814	206,243	261,242	221,418	81,008
INCOME TAX EXPENSE	95,800			70,700						155,300	94,900	227,073	143,846	33,322	33,469		39,265							89,516	80,594	101,692	90,202	35,986
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	129,900	(28,300)	251,300	101,000	(48,200)	58,800	212,600	62,100	(123,000)	156,400	52,700	275,779	210,489	(18,383)	55,500	33,901	66,621	42,505	16,523	12,496	49,165	42,263	27,292	145,298	125,649	159,550	131,216	45,022
Basic EPS (in dollars per share)															$ 1.99	$ 1.16	$ 2.30	$ 1.47	$ 0.57	$ 0.44	$ 1.72	$ 1.48	$ 0.96	$ 5.15	$ 4.35	$ 5.51	$ 4.58	$ 1.98
Diluted EPS (in dollars per share)															$ 1.91	$ 1.08	$ 2.13	$ 1.36	$ 0.53	$ 0.41	$ 1.62	$ 1.40	$ 0.91	$ 4.94	$ 4.03	$ 5.11	$ 4.34	$ 1.88
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 107,700			$ 58,900						$ 110,000	$ 43,100	$ 277,301	$ 144,252	$ 22,771	$ 60,667		$ 60,470							$ 159,277	$ 127,358	$ 164,262	$ 137,261	$ 56,036